Note 12 - Income Taxes - Effective Income Tax (Details) - USD ($)	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
“Expected” income taxes (benefit)	$ (67,704)	$ 1,384,030	$ (1,281,668)
State income taxes, net of federal benefit	10,217	136,875	(139,736)
Provision to return reconciliation adjustment	11,516	(13,721)	350
Excess tax benefits related to share-based compensation	(44,562)	(9,118)	14,473
PPP Loan forgiveness	0	(1,046,094)	0
Non-deductible life insurance premiums	5,527	5,527	5,526
Other differences, net	4,338	1,642	7,879
Change in valulation allowance	105,361	(479,039)	1,411,217
Total, Net Income Tax Expense (Benefit)	$ 24,693	$ (19,898)	$ 18,041